Accrued liabilities (Tables)	3 Months Ended
Mar. 31, 2020
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
	As of
	March 31, 2020	December 31, 2019
Accrued customer discounts	$334	$298
Accrued retention bonus	-	648
Other accrued liabilities	419	242
Total accrued liabilities	$753	$1,188